Fair Value, Assets and Liabilities Measured at Fair Value Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Securities available for sale [Abstract]
Total securities available for sale	$ 439,071	$ 573,823
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale [Abstract]
Total securities available for sale	0	0
Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale [Abstract]
Total securities available for sale	439,071	573,823
Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale [Abstract]
Total securities available for sale	0	0
Carrying Value [Member]
Securities available for sale [Abstract]
Total securities available for sale	439,071	573,823
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration - guaranteed participation securities	0	0
Other	0	0
Total securities available for sale	0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	19,968	104,512
State and political subdivisions	103	162
Mortgage backed securities and collateralized mortgage obligations - residential	316,158	389,517
Corporate bonds	59,939	30,436
Small Business Administration - guaranteed participation securities	42,217	48,511
Other	686	685
Total securities available for sale	439,071	573,823
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration - guaranteed participation securities	0	0
Other	0	0
Total securities available for sale	0	0
Recurring [Member] | Carrying Value [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	19,968	104,512
State and political subdivisions	103	162
Mortgage backed securities and collateralized mortgage obligations - residential	316,158	389,517
Corporate bonds	59,939	30,436
Small Business Administration - guaranteed participation securities	42,217	48,511
Other	686	685
Total securities available for sale	$ 439,071	$ 573,823